Leases - Schedule of Financing Arrangement (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Financing Arrangement [Abstract]
Finance lease liabilities	$ 154,796	$ 202,763
Less Finance lease liabilities – current	(54,484)	(52,041)
Finance lease liabilities – non-current	$ 100,312	$ 150,722